EQUITY-ACCOUNTED INVESTMENTS - Summary of Equity-Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of joint ventures [line items]
Balance, beginning of year			$ 1,569
Acquisition			4
Share of net income			32
Share of other comprehensive income			(3)
Dividends received			(28)
Foreign exchange translation and other			2
Balance, end of year	$ 1,576		1,576
Revenue	356	$ 253	715	$ 478
Net income (loss)	(9)	20	101	(12)
Share of net income	0	$ 6	32	$ 6
Current assets	669		669		$ 682
Property, plant and equipment	12,030		12,030		11,999
Other assets	581		581		608
Current liabilities	854		854		1,080
Non-recourse borrowings	6,133		6,133		6,078
Other liabilities	$ 1,403		$ 1,403		$ 1,197
Bottom of range
Disclosure of joint ventures [line items]
Ownership interest			14.00%
Top of range
Disclosure of joint ventures [line items]
Ownership interest			50.00%